Fees and Expenses - Artisan Value Fund	Jun. 01, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.

Expenses Restated to Reflect Current [Text]	The Fund’s operating expenses have been restated to reflect a reduction in the management fees and expense limit, effective as of 1 June 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor	Advisor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Exchange Fee	None	None	None
Redemption Fee	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor	Advisor	Institutional
Management Fees	0.49%	0.49%	0.49%
Distribution (12b-1) Fees	None	None	None
Total Other Expenses	0.35	0.22	0.10
Total Annual Fund Operating Expenses	0.84	0.71	0.59
Fee Waiver and Expense Reimbursement[2]	0.14	0.11	0.04
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.70	0.60	0.55
[1]	The Fund’s operating expenses have been restated to reflect a reduction in the management fees and expense limit, effective as of 1 June 2026.
[2]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary changes such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 0.70% of the average daily net assets of Investor Shares, 0.60% of the average daily net assets of Advisor Shares and 0.55% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2028. Prior to 1 June 2026, the expense limit, as a percentage of average daily net assets, was 0.98%, 0.88% and 0.83% for Investor Shares, Advisor Shares and Institutional Shares, respectively.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor	$72	$254	$452	$1,024
Advisor	$61	$216	$384	$872
Institutional	$56	$185	$325	$734